Fees Summary	Aug. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,455,000
Previously Paid Amount	2,173.26	[1],[2]
Total Fee Amount	2,059.96
Net Fee	$ (0)

[1]	Pursuant to Rule 457(p) under the Securities Act, the registrant may apply the previously paid filing fee of $113.30 to future registration statements. The remaining $2059.96 of the fee previously paid continues to apply to the securities registered hereby. No additional fee is due with this filing.
[2]	The registrant previously paid a filing fee of $2,173.26 in connection with the initial filing of this Registration Statement on Form F-1 (File No. 333-286296) on April 1, 2025. Such amount included $113.30 attributable to securities (the Representative’s warrants and the ordinary shares underlying such warrants) that are no longer being registered in this Registration Statement.